Convertible Notes Payable (Details) - USD ($)															1 Months Ended									3 Months Ended		12 Months Ended
	Oct. 01, 2023	Apr. 01, 2023	Mar. 13, 2023	Feb. 01, 2023	Jan. 25, 2023	Oct. 03, 2022	Oct. 02, 2022	Oct. 01, 2022	Mar. 07, 2022	Feb. 02, 2022	May 14, 2021	Dec. 01, 2020	Jul. 02, 2020	Jul. 01, 2020	Oct. 24, 2023	Jan. 31, 2023	Oct. 31, 2022	Sep. 15, 2022	Jul. 31, 2022	May 31, 2022	Feb. 22, 2022	Oct. 31, 2020	Jul. 31, 2020	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 17, 2023	Dec. 12, 2022	Oct. 24, 2022	Oct. 20, 2022	Sep. 02, 2022	May 20, 2022	Jul. 31, 2021	Oct. 02, 2020	Sep. 23, 2020	Jul. 06, 2020
Convertible Notes Payable (Details) [Line Items]
Common stock, par value (in Dollars per share)												$ 0.001												$ 0.001		$ 0.001
Debt discount																								$ 1,387,500
Shares of common stock (in Shares)																										6,946,851
Gross proceeds									$ 2,659,750									$ 796,000
Warrants issued (in Shares)																								562,500		562,500
Gain loss on extinguishment of debt																									$ 147,256	$ (832,482)	$ 1,025,655
Interest																								$ 43,940
Debt discount																										230,162
Repayment towards notes																										5,000
Convertible note																								1,602,621		1,683,694	$ 1,342,664
Beneficial conversion feature																								$ 1,250,000
Shares issued (in Shares)																								3,767,925			2,250,691
Remaining balance																										866,650
The May 2022 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Repaid principal amount																										63,915
Common Stock [Member]
Convertible Notes Payable (Details) [Line Items]
Gross proceeds			$ 300,000		$ 750,000
The Second October 2022 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Repayment towards notes																								$ 47,143		47,143
The September 2020 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Repaid principal amount																											$ 341,880
The Second February 2022 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Repaid principal amount																										299,400
The May 2022 Convertible Note Offering [Member]
Convertible Notes Payable (Details) [Line Items]
Repayment towards notes																										785,714
The July 2022 Convertible Note Offering [Member]
Convertible Notes Payable (Details) [Line Items]
Repaid principal amount																										185,714
Repayment towards notes																										714,286
The May 2022 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Promissory notes																																	$ 115,163
Effective interest rate																																	11.00%
Common stock, par value (in Dollars per share)																				$ 0.001
Equal to lowest percentage																				75.00%
Converted of principal amount																										$ 51,132
Shares of common stock (in Shares)																										39,637
The May 2022 Convertible Note Offering [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																		$ 75,610						$ 399,964		$ 399,964
Converted of principal amount																										900,000
Interest amount																										$ 75,674
Gross proceeds																				$ 4,000,000
Warrants issued (in Shares)																								4,000,000		4,000,000
Debt issuance costs																								$ 125,300		$ 125,300
Principal outstanding percentage																																110.00%
Accrue interest rate percentage																																18.00%
Conversion price (in Dollars per share)																		$ 0.2
Debt percentage																		10.00%
Conversion price per share (in Dollars per share)																				$ 2
Accrued interest																										75,674
The May 2022 Convertible Note Offering [Member] | Warrant [Member]
Convertible Notes Payable (Details) [Line Items]
Warrants issued (in Shares)																				4,000,000
The May 2022 Convertible Note Offering [Member] | Common Stock [Member]
Convertible Notes Payable (Details) [Line Items]
Common stock, par value (in Dollars per share)																				$ 0.001
The May 2022 Convertible Note Offering [Member] | Maximum [Member]
Convertible Notes Payable (Details) [Line Items]
Gain loss on extinguishment of debt																		$ 1,083,684
The May 2022 Convertible Note Offering [Member] | Minimum [Member]
Convertible Notes Payable (Details) [Line Items]
Gain loss on extinguishment of debt																		$ 331,861
The May 2021 Convertible Note Offering [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																										1,601,452
The July 2022 Convertible Note Offering [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																								$ 214,981		$ 214,981
Gross proceeds																			$ 2,150,000
Warrants issued (in Shares)																								2,150,000		2,150,000
Principal outstanding percentage																																110.00%
Accrue interest rate percentage																																18.00%
Conversion price (in Dollars per share)																		$ 0.2
Debt percentage																		10.00%
Gain loss on extinguishment of debt																		$ 339,594
Conversion price per share (in Dollars per share)																			$ 2
Debt discount																		$ 230,162
The July 2022 Convertible Note Offering [Member] | Warrant [Member]
Convertible Notes Payable (Details) [Line Items]
Warrants issued (in Shares)																			2,150,000
The July 2022 Convertible Note Offering [Member] | Common Stock [Member]
Convertible Notes Payable (Details) [Line Items]
Common stock, par value (in Dollars per share)																			$ 0.001
The First October 2022 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Equal to lowest percentage		75.00%						75.00%
Debt discount																										$ 4,250
Common stock, par value (in Dollars per share)		$ 0.001						$ 0.001
Convertible note						$ 104,250
Note accrues interest rate						10.00%
The Second February 2022 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Effective interest rate																					11.00%
Common stock, par value (in Dollars per share)										$ 0.001
Equal to lowest percentage										75.00%
Debt discount																								$ 4,250		37,163
Converted of principal amount																										$ 74,850
Shares of common stock (in Shares)																										216,842
Interest amount																					$ 37,425
Convertible note																					$ 337,163
The Second October 2022 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																								$ 45,000		$ 45,000
Shares of common stock (in Shares)																								815,000		815,000
Common stock, par value (in Dollars per share)							$ 0.001										$ 0.001
Debt issuance costs																								$ 17,850		$ 17,850
Convertible note																															$ 300,000
Note accrues interest rate																															10.00%
Original issue discount																								409,945		409,945
The Third October 2022 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																										$ 1,833,300
Shares of common stock (in Shares)																										4,333,250
Common stock, par value (in Dollars per share)						$ 0.001											0.001
Debt issuance costs																								166,650		$ 166,650
Convertible note																														$ 1,666,650
Equal price per shares (in Dollars per share)						$ 0.2											$ 0.2
Beneficial conversion feature																								1,666,650		1,666,650
Converted amount																										800,000
The December 2022 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																								$ 241,773		$ 241,773
Shares of common stock (in Shares)																								2,500,000		2,500,000
Common stock, par value (in Dollars per share)							0.001
Convertible note																													$ 750,000
Equal price per shares (in Dollars per share)							$ 0.2
Beneficial conversion feature																								$ 508,227		$ 508,227
Conversion amount																								500,000
Converted amount																										500,000
The January 2023 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																								847,500
Common stock, par value (in Dollars per share)																$ 0.001
Debt issuance costs																								97,500
Convertible note																$ 847,500
Equal price per shares (in Dollars per share)																$ 0.2
Beneficial conversion feature																								750,000
The February 2023 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Debt issuance costs																								137,500
Equal price per shares (in Dollars per share)				$ 0.2
The March 2023 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Equal to lowest percentage	75.00%
Debt discount																								4,250
Convertible note																								$ 129,250
Note accrues interest rate																								10.00%
The First July 2020 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Equal to lowest percentage														61.00%
Debt discount																										68,000
Converted of principal amount																											$ 68,000
Shares of common stock (in Shares)																											35,469
Interest amount																											$ 3,400
Common stock, par value (in Dollars per share)														$ 0.001
Convertible note														$ 68,000
Note accrues interest rate														10.00%
Derivative liability														$ 112,743
Derivative expense																										44,743
The September 2020 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																										$ 68,255
Common stock, par value (in Dollars per share)													$ 0.001
Warrants issued (in Shares)																										85,555
Debt issuance costs																										$ 146,393
Interest																											46,200
Convertible note																																				$ 385,000
Note accrues interest rate																																				12.00%
The First December 2020 convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Convertible note												$ 600,000
Note accrues interest rate												12.00%
The July 2021 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Promissory notes																																					$ 168,850
Equal to lowest percentage																							75.00%
Debt discount																										96,803
Converted of principal amount																										$ 168,850
Shares of common stock (in Shares)																										109,435
Interest amount																										$ 4,605
Common stock, par value (in Dollars per share)																							$ 0.001
Debt issuance costs																										3,000
Note accrues interest rate																																					6.00%
Derivative liabilities																																		$ 100,532
Forecast [Member]
Convertible Notes Payable (Details) [Line Items]
Common stock, par value (in Dollars per share)															$ 0.001
Forecast [Member] | The March 2023 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Common stock, par value (in Dollars per share)	$ 0.001
The Third October 2022 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																								$ 1,833,300
The February 2023 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Convertible note				$ 1,387,500
The Second February 2022 Loan Agreement [Member] | The May 2022 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																								15,163		15,163
Converted of principal amount																										12,783
Convertible Notes Payable [Member] | The First December 2020 convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Repaid principal amount																											600,000
Convertible Notes Payable [Member] | The May 2022 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Converted of principal amount																												$ 51,132
Interest amount																				$ 113,601
Convertible Notes Payable [Member] | The May 2022 Convertible Note Offering [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																								1,895,391		1,895,391
Convertible Notes Payable [Member] | The May 2021 Convertible Note Offering [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																										$ 666,669
Converted of principal amount																											$ 4,666,669
Shares of common stock (in Shares)																											933,334
Common stock, par value (in Dollars per share)											$ 0.001									$ 0.001
Conversion price per share (in Dollars per share)											$ 5									$ 2
Warrants issued (in Shares)																										1,090,908
Debt issuance costs																										$ 539,509
Aggregate gross proceeds											$ 3,690,491
Debt discount											$ 1,090,908
Convertible Notes Payable [Member] | The July 2022 Convertible Note Offering [Member]
Convertible Notes Payable (Details) [Line Items]
Repayment towards notes																								$ 1,500,000
Convertible Notes Payable [Member] | The Third October 2022 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Shares of common stock (in Shares)																								4,333,250		4,000,000
Remaining balance amount																								$ 866,650
Convertible Notes Payable [Member] | The February 2023 Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Common stock, par value (in Dollars per share)				$ 0.001
Convertible Notes Payable [Member] | The October 2020 Convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Equal to lowest percentage																						75.00%
Debt discount																										$ 19,400
Converted of principal amount																											$ 169,400
Shares of common stock (in Shares)																											55,631
Interest amount																											$ 4,620
Common stock, par value (in Dollars per share)																						$ 0.001
Convertible note																																			$ 169,400
Note accrues interest rate																																			6.00%
Derivative liabilities													$ 74,860
Convertible Notes Payable [Member] | The First December 2020 convertible Loan Agreement [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																										110,300
Shares of common stock (in Shares)												45,000
Interest amount																											$ 4,340
Debt issuance costs																										$ 113,481
Shares issued (in Shares)																										45,000
Domestic Line of Credit [Member] | The July 2022 Convertible Note Offering [Member]
Convertible Notes Payable (Details) [Line Items]
Debt discount																								$ 863,792		$ 863,792
The May 2022 Convertible Note Offering [Member] | The May 2022 Convertible Note Offering [Member]
Convertible Notes Payable (Details) [Line Items]
Repaid principal amount																										$ 1,314,286